Registration No. 2-65315


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.

                         Post-Effective Amendment No. 29

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 29

                          SHORT TERM INCOME FUND, INC.
                 (Exact Name of Registrant as Specified Charter)

                   600 Fifth Avenue, New York, New York 10020
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code:(212) 830-5200


                               Bernadette N. Finn
                     c/o Reich & Tang Asset Management L.P.
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)


It is proposed that this filing will become effective (check appropriate box):


      [X]   immediately upon filing pursuant to paragraph (b)

      [ ]   on (date) pursuant to paragraph (b)

      [ ]   60 days after filing pursuant to paragraph (a)

      [ ]   on (date) pursuant to paragraph (a) of Rule 485

      [ ]   75 days after filing pursuant to paragraph (a)(2)

      [ ]   on (date) pursuant to paragraph (a)(2) of Rule 485
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   CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

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                             Proposed        Proposed
                              Maximum        Maximum
Securities      Amount       Offering        Aggregate       Amount of
 Being          Being        Price per       Offering     Registration
Registered      Registered       Unit         Price            Fee


COMMON     33,379,096.78 shares  $1.00*     $33,379,096.75     $100**
STOCK


$.001 par value



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Exhibit: Opinion of Battle Fowler LLP

* Estimated solely for the purposes of determining the amount of the registration fee.

** Calculated pursuant to Rule 24e-2(a) under the Investment Company Act of 1940. 2,885,263,165.84 shares were redeemed during the fiscal year ended August 31, 1996 (of which 1,330,611,911.78 were redemptions of the Money Market Portfolio common stock and 1,554,651,254.06 were redemptions of the U.S. Government Portfolio common stock); $33,049,096.45 being used for "reduction" in this amendment, and none of which were previously so used in filings pursuant to Rule 24e-2(a) or 24f-2(c) during the current fiscal year ending August 31, 1997.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 16th day of October, 1996.


                                         SHORT TERM INCOME FUND, INC.


                                          By: /s/Steven W. Duff
                                               Steven W. Duff
                                               President


     Pursuant to the requirements of the Secruities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


     SIGNATURE                          CAPACITY                 DATE


(1)  Principal Executive Officer


     /s/Steven W. Duff
     Steven W. Duff                     President                10/16/96

(2)  Principal Financial and Accounting Officer


     /s/Richard De Sanctis
     Richard De Sanctis                 Treasurer                10/16/96

(3)  All of the Directors


     /s/Steven W. Duff
     Steven W. Duff                     Director                 10/16/96


     W. Giles Mellon                    (Director)
     Robert Straniere                   (Director)
     Yung Wong                          (Director)


By:  /s/Bernadette N. Finn
     Bernadette N. Finn
     Attorney-in-Fact*                                           10/16/96


* Power of Attorney filed as "Other Exhibit" with Post-Effective Amendment No. 26 to said Registration Statement filed on December 23, 1994, and incorporated by reference herein.